STOCK OPTIONS AND AWARDS (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Noncash Expense		$ 14,898	$ 13,379	$ 9,635
Total unrecognized compensation cost		$ 12,700
Unrecognized compensation cost, period for recognition (in years)		1 year 10 months 20 days
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		2,400,802
Share-based Compensation Arrangement by Share-based Payment Award, Other Share Increase (Decrease)	83,551
Share-based Compensation Arrangement by Share-based Payment Award, Option Term		10 years
Options outstanding at end of year		0	4,855
Activity for stock option plan [Roll Forward]
Outstanding at beginning of year (in shares)		4,855
Granted (in shares)		0	0	0
Exercised (in shares)		(4,855)
Forfeited or expired (in shares)		0
Outstanding at end of year (in shares)		0	4,855
Exercised (in shares)		0
Weighted average exercise price, outstanding at beginning of year (in dollars per share)		$ 9.86
Weighted average exercise price, granted (in dollars per share)		0.00
Weighted average exercise price, exercised (in dollars per share)		9.86
Weighted average exercise price, forfeited or expired (in dollars per share)		0.00
Weighted average exercise price, outstanding at end of year (in dollars per share)		0	$ 9.86
Weighted average exercise price, Exercisable (in dollars per share)		$ 0
Weighted average remaining contractual term, outstanding at end of year (in years)		0 years
Weighted average remaining contractual life, exercisable at end of year (in years)		0 years
Aggregate intrinsic value, outstanding at end of year		$ 0
Aggregate intrinsic value, exercisable at end of year		0
Share-based Payment Arrangement, Additional Disclosure [Abstract]
Total intrinsic value of options exercised		71	$ 208	$ 114
Proceeds from exercise of stock options		48	177	64
Share-based Payment Arrangement, Exercise of Option, Tax Benefit		3,446	3,095	2,229
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested in period, total fair value		$ 13,700	$ 11,400	$ 8,600
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares nonvested at beginning of year		1,229,346	839,733	763,283
Number of shares granted		623,742	945,193	539,020
Number of shares vested		(728,126)	(407,386)	(386,848)
Number of shares forfeited		(52,931)	(148,194)	(75,722)
Number of shares nonvested at end of year		1,072,031	1,229,346	839,733
Weighted average of shares fair value, nonvested at beginning of year		$ 21.28	$ 22.30	$ 22.04
Weighted average of shares fair value granted		20.05	23.57	22.69
Weighted average of shares fair value vested		18.87	28.05	22.24
Weighted average of shares fair value forfeited		25.68	18.40	22.86
Weighted average of shares fair value, nonvested at end of year		$ 21.75	$ 21.28	$ 22.30